Inventory (Tables)	6 Months Ended
Apr. 30, 2022
Inventories [Abstract]
Schedule of inventory

	April 30, 2022	October 31, 2021
	$	$

Raw material	2,983,005	850,416
Finished goods	387,204	347,391
	3,370,209	1,197,807